Goodwill And Other Intangible Assets (Schedule Of Amortization Expense For Each Of Next Five Fiscal Years) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Amortization Expense, 2014	$ 74	$ 74
Amortization Expense, 2015	61	61
Amortization Expense, 2016	59	59
Amortization Expense, 2017	55	54
Amortization Expense, 2018	$ 45	$ 44